Business Combinations - MedReleaf Corp. ("MedReleaf") (Details) $ in Thousands			1 Months Ended	11 Months Ended
	Nov. 22, 2018 CAD ($)	Jul. 25, 2018 CAD ($) shares	Jul. 24, 2018 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Common shares issued				$ 3,036,810	$ 707,122
Replacement share-based awards				83,037
Provisional allocation at acquisition
Property, plant and equipment	$ 18,012
Intangible assets	141,558
Deferred tax liability	(35,389)
Goodwill	131,154
Adjustments
Property, plant and equipment	(5,300)
Intangible assets	8,187
Deferred tax liability	32,772
Goodwill	(35,658)
Final
Consideration transferred				3,181,453	850,113
Property, plant and equipment	12,712			167,051	48,341
Intangible assets	149,745
Loans and borrowings				(6,301)	(11,825)
Provisions				(4,200)
Deferred tax liability	(2,617)			(78,551)	(44,450)
Goodwill	$ 95,496			2,416,940	$ 721,877
MedReleaf Corp. (“MedReleaf”)
Disclosure of detailed information about business combination [line items]
Number of shares issues for acquisition (in shares) | shares		370,120,238
Common shares issued		$ 2,568,634
Replacement share-based awards		75,373
Provisional allocation at acquisition
Consideration payable		2,644,115
Loans receivable		845
Property, plant and equipment		134,414
Intangible assets		335,988
Loans and borrowings		(845)
Provision		0
Deferred tax liability		(75,920)
Goodwill		2,086,382
Adjustments
Consideration payable		(108)
Loans receivable		(845)
Property, plant and equipment		(15,090)
Intangible assets		(51,001)
Loans and borrowings		845
Provision		(4,200)
Deferred tax liability		15,935
Goodwill		54,248
Final
Consideration transferred		2,644,007
Loans receivable		0
Property, plant and equipment		119,324
Intangible assets		284,987
Loans and borrowings		0
Provisions		(4,200)
Deferred tax liability		(59,985)
Goodwill		2,140,630
Revenue of combined entity as if combination occurred at beginning of period				113,300
Loss of combined entity as if combination occurred at beginning of period				$ 25,100
Revenue of acquiree prior to acquisition date			$ 4,500
Profit (loss) of acquiree prior to acquisition date			$ (17,600)
MedReleaf Corp. (“MedReleaf”) | Stock options
Disclosure of detailed information about business combination [line items]
Replacement share-based awards		53,800
MedReleaf Corp. (“MedReleaf”) | Performance options
Disclosure of detailed information about business combination [line items]
Replacement share-based awards		2,000
MedReleaf Corp. (“MedReleaf”) | Warrants
Disclosure of detailed information about business combination [line items]
Replacement share-based awards		$ 19,600